Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of statements of income - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income
Interest income	$ 14	$ 27
Non-interest income		15
Total income	1,897	1,993
Non-interest expenses	384	330
Earnings before income taxes	1,513	1,663
Income tax benefit	(77)	(157)
Net income	1,590	1,820
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of tax benefits of $0 and $(1) in 2022 and 2021, respectively		(2)
Comprehensive income (loss)	1,590	1,818
First Federal of Hazard [Member]
Income
Dividends	846	590
Equity in undistributed (excess distributed) earnings	32	101
Frankfort First [Member]
Income
Dividends	1,480	826
Equity in undistributed (excess distributed) earnings	$ (475)	$ 434